Retirement plans - Defined benefit pension plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Balance, beginning of year	$ 22,170
Current service cost	3,016	$ 2,639
Interest cost on accrued benefit obligations / (income) on assets	534	800
Balance, end of year	31,852	22,170
Unfunded status	31,852	22,170
Minimum funding requirement	0	0
Accrued benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Balance, beginning of year	66,061	60,618
Current service cost	3,016	2,639
Interest cost on accrued benefit obligations / (income) on assets	1,794	2,196
Benefit payments	(2,227)	(7,092)
Actuarial loss	7,120	8,041
Foreign exchange gain	3,046	(341)
Balance, end of year	78,810	66,061
Fair values of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance, beginning of year	43,891	40,955
Interest cost on accrued benefit obligations / (income) on assets	1,260	1,396
Contributions	1,182	4,056
Benefit payments	(2,227)	(7,092)
Return on plan assets	1,940	2,500
Foreign exchange gain	912	2,076
Balance, end of year	$ 46,958	$ 43,891